Provisions - Disclosure of movements in provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	£ 817
Provisions, ending balance	736
Provisions other than undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	344
Additions	326
Amounts utilised	(281)
Unused amounts reversed	(66)
Exchange and other movements	(7)
Provisions, ending balance	316
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	126
Additions	164
Amounts utilised	(168)
Unused amounts reversed	(34)
Exchange and other movements	(1)
Provisions, ending balance	87
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	21
Additions	3
Amounts utilised	(5)
Unused amounts reversed	(8)
Exchange and other movements	2
Provisions, ending balance	13
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	59
Additions	103
Amounts utilised	(100)
Unused amounts reversed	(5)
Exchange and other movements	1
Provisions, ending balance	58
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	138
Additions	56
Amounts utilised	(8)
Unused amounts reversed	(19)
Exchange and other movements	(9)
Provisions, ending balance	158
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	473
Net change in expected credit loss provision and other movements	(53)
Provisions, ending balance	£ 420